Equity Method Investments in Unconsolidated Entities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013 entity
Assets
Current assets					$ 94.9	$ 79.4
Long-term assets					92.9	91.2
Total assets					187.8	170.6
Liabilities
Current liabilities					75.0	42.9
Long-term liabilities					18.1	35.5
Total liabilities					93.1	78.4
Gross Profit (Loss)
Net sales	46.1	48.7	142.4	157.7	221.2	200.8	221.5
Operating income (loss)					(0.7)	9.0	12.6
Net earnings (loss)	(1.8)	(1.0)	(9.4)	(3.5)	(3.9)	4.2	6.0
Operating loss	(1.4)	(0.7)	(7.0)	(1.4)
Plural [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%		49.00%		49.00%
Chile [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%
Subsidiaries [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Of Voting Interests Sold								100.00%
Number of Investments Sold								2
Net Sale Proceeds								5.5
Realized Gain on Disposal					$ 2.8